Other Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	[1],[2]	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Other Assets Noncurrent Disclosure [Abstract]
Customer acquisition cost			$ 37,017		$ 30,996
Advance income and non-income taxes			63,474		60,203
Deferred transition costs			77,255		74,462
Deposits			32,174		29,853
Derivative instruments			24,906		20,657
Prepaid expenses			2,849		3,179
Accounts receivable due after one year			1,624		3,272
Others			22,870		19,706
Other assets	$ 157,672		$ 262,169	$ 252,279	$ 242,328

[1]	As a result of its adoption of ASC 606 the Company has offset (i) contract assets amounting to $8,429 under “Prepaid expenses and other current assets” against contract liabilities under “Accrued expenses and other current liabilities” related to the same customer contract and (ii) contract assets amounting to $15,998 under “Other assets” against contract liabilities under “Other liabilities” related to the same customer contract.
[2]	The Company has reclassified the deferred transition cost from “Prepaid expenses and other current assets” amounting to $65,663 and “Other assets” amounting to $73,501 to “Contract cost assets” amounting to $139,164 as a result of its adoption of ASC 606.